                                   OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND
                                       Supplement dated July 22, 2004 to the
                                        Statement of Additional Information
                                              dated October 23, 2003

     This supplement amends the Statement of Additional  Information  ("SAI") of the Fund and is in addition to any existing supplements to the Fund's SAI.

1. The Statement of Additional supplement dated January 1, 2004 is replaced with this supplement.

2. The  first  paragraph  under  the  caption  "Investment  in Other  Investment
Companies" on page 20 is replace with the following:

Investment  in Other  Investment  Companies.  The Fund  can also  invest  in the securities of other  investment  companies,  which can include  open-end  funds, closed-end funds and unit investment trusts,  subject to the limits set forth in the  Investment  Company Act that apply to those types of  investments,  and the following  additional  limitation:  the Fund cannot invest in the  securities of other registered  investment  companies or registered unit investment  trusts in reliance  on  sub-paragraph  (F) or (G) of section  12(d)(1)  of the  Investment
Company Act of 1940. For example, the Fund can invest in exchange-traded  funds, which are typically open-end funds or unit investment trusts,  listed on a stock exchange.  The Fund might do so as a way of gaining  exposure to the segments of the equity or fixed-income  markets  represented by the  Exchange-Traded  Funds'
portfolio,  at  times  when  the  Fund  may not be able to buy  those  portfolio securities directly.

3. The first sentence of the last paragraph of the section titled  "Trustees and
Officers of the Fund" on page 25 is revised to read as follows:

Messrs. Murphy, Petersen, Pisapia, Sah, Vandehey, Vottiero, Wixted and Zack, and
Mses.  Bloomberg,  Ives and Lee  respectively  hold the same offices with one or more of the other Board I Funds as with the Fund.

4. The  paragraph  above the  "Officers of the Fund Bios" on page 30 is replaced with the following:

The  address of the  Officers  in the chart  below is as  follows:  for  Messrs.
Pisapia,  Sah and Zack and Ms.  Lee,  Two World  Financial  Center,  225 Liberty
Street,  11th Floor,  New York, NY 10281-1008,  Messrs.  Vottiero,  Petersen and
Wixted and Ms. Ives, 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer
serves for an annual term or until his or her retirement,  resignation, death or removal.

5. The section titled "Officers of the Fund" on page 30 is changed by adding the biography of Mr. Rohit Sah:

              ----------------------------------------------------------------------------------------------
                                                  Officers of the Fund
              ----------------------------------------------------------------------------------------------
              ---------------------------------- -----------------------------------------------------------
              Name,                              Principal Occupation(s) During Past 5 Years
              Position(s) Held with Fund,
              Length of Service,
              Age
              ---------------------------------- -----------------------------------------------------------
              ---------------------------------- -----------------------------------------------------------
              Rohit Sah,                         Vice President and Portfolio Manager of the Manager
              Vice President and Portfolio       (since January 2004). Mr. Sah joined the Manager in June
              Manager since January 2004         1996; an officer of 1 portfolio in the OppenheimerFunds
              Age: 38                            complex.
              ---------------------------------- -----------------------------------------------------------

July 22, 2004                                                  PX815.012